Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment
	Leasehold properties and improvements	Plant and equipment	Assets under construction	Total
	£’000	£’000	£’000	£’000
Cost:
At January 1, 2020	12,240	26,326	2,571	41,137
Additions	564	775	1,735	3,074
Transfers	4,123	2	(4,125)	—
Effect of foreign currency translation	(27)	(2)	—	(29)
Disposals	(1,090)	(1,118)	(61)	(2,269)
At December 31, 2020	15,810	25,983	120	41,913
Additions	—	933	75	1,008
Transfers	59	85	(144)	—
Effect of foreign currency translation	7	(60)	—	(53)
Disposals	(231)	(139)	(35)	(405)
At December 31, 2021	15,645	26,802	16	42,463
Depreciation and impairment:
At January 1, 2020	5,642	17,193	—	22,835
Depreciation charge for the year	2,356	4,090	—	6,446
Effect of foreign currency translation	(7)	(67)	—	(74)
Disposals	(156)	(892)	—	(1,048)
At December 31, 2020	7,835	20,324	—	28,159

Depreciation charge for the year	2,386	3,125	—	5,511
Effect of foreign currency translation	4	(44)	—	(40)
Disposals	(41)	(70)	—	(111)
At December 31, 2021	10,184	23,335	—	33,519
Carrying value:
At December 31, 2021	5,461	3,467	16	8,944
At December 31, 2020	7,975	5,659	120	13,754
At January 1, 2020	6,598	9,133	2,571	18,302